Property, plant, and equipment (Details) $ in Millions	6 Months Ended
	Jun. 30, 2024 COP ($)
Property, plant, and equipment
Beginning Balance	$ 95,171,302
Ending Balance	99,137,894
Cost
Property, plant, and equipment
Beginning Balance	153,766,504
Additions/capitalizations	3,739,461	[1]
Abandonment cost update	(28,679)
Capitalized financial interests	208,242	[2]
Exchange differences capitalized	1,867
Disposals	(873,792)
Foreign currency translation	4,947,893
Reclassifications/transfers	(183,124)
Ending Balance	161,578,372
Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(58,595,202)
Depreciation expense	(2,863,873)
Loss of impairment	(5,282)
Disposals	794,635
Foreign currency translation	(1,800,051)
Reclassifications/transfers	29,295
Ending Balance	(62,440,478)
Plant and equipment
Property, plant, and equipment
Beginning Balance	29,945,731
Ending Balance	31,398,859
Plant and equipment | Cost
Property, plant, and equipment
Beginning Balance	54,852,955
Additions/capitalizations	926,198	[1]
Abandonment cost update	0
Capitalized financial interests	82,269	[2]
Exchange differences capitalized	682
Disposals	(525,351)
Foreign currency translation	2,532,965
Reclassifications/transfers	530,350
Ending Balance	58,400,068
Plant and equipment | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(24,907,224)
Depreciation expense	(1,350,945)
Loss of impairment	(5,282)
Disposals	501,218
Foreign currency translation	(938,701)
Reclassifications/transfers	(300,275)
Ending Balance	(27,001,209)
Pipelines, networks and lines
Property, plant, and equipment
Beginning Balance	35,096,170
Ending Balance	35,399,855
Pipelines, networks and lines | Cost
Property, plant, and equipment
Beginning Balance	58,584,592
Additions/capitalizations	710,801	[1]
Abandonment cost update	(28,679)
Capitalized financial interests	40,918	[2]
Exchange differences capitalized	339
Disposals	(249,046)
Foreign currency translation	1,470,361
Reclassifications/transfers	(629,507)
Ending Balance	59,899,779
Pipelines, networks and lines | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(23,488,422)
Depreciation expense	(1,082,835)
Loss of impairment	0
Disposals	228,212
Foreign currency translation	(582,135)
Reclassifications/transfers	425,256
Ending Balance	(24,499,924)
Work in progress
Property, plant, and equipment
Beginning Balance	13,802,523
Ending Balance	15,456,789
Work in progress | Cost
Property, plant, and equipment
Beginning Balance	15,490,281
Additions/capitalizations	1,671,812	[1]
Abandonment cost update	0
Capitalized financial interests	55,133	[2]
Exchange differences capitalized	598
Disposals	(21,665)
Foreign currency translation	88,757
Reclassifications/transfers	(188,743)
Ending Balance	17,096,173
Work in progress | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,687,758)
Depreciation expense	0
Loss of impairment	0
Disposals	0
Foreign currency translation	(81)
Reclassifications/transfers	48,455
Ending Balance	(1,639,384)
Buildings
Property, plant, and equipment
Beginning Balance	9,521,689
Ending Balance	10,035,190
Buildings | Cost
Property, plant, and equipment
Beginning Balance	16,668,026
Additions/capitalizations	335,347	[1]
Abandonment cost update	0
Capitalized financial interests	24,359	[2]
Exchange differences capitalized	202
Disposals	(8,810)
Foreign currency translation	612,551
Reclassifications/transfers	259,575
Ending Balance	17,891,250
Buildings | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(7,146,337)
Depreciation expense	(348,907)
Loss of impairment	0
Disposals	6,289
Foreign currency translation	(223,651)
Reclassifications/transfers	(143,454)
Ending Balance	(7,856,060)
Lands
Property, plant, and equipment
Beginning Balance	4,664,550
Ending Balance	4,813,185
Lands | Cost
Property, plant, and equipment
Beginning Balance	4,832,650
Additions/capitalizations	9	[1]
Abandonment cost update	0
Capitalized financial interests	0	[2]
Exchange differences capitalized	0
Disposals	0
Foreign currency translation	161,929
Reclassifications/transfers	(199)
Ending Balance	4,994,389
Lands | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(168,100)
Depreciation expense	0
Loss of impairment	0
Disposals	0
Foreign currency translation	(8,347)
Reclassifications/transfers	(4,757)
Ending Balance	(181,204)
Other
Property, plant, and equipment
Beginning Balance	2,140,639
Ending Balance	2,034,016
Other | Cost
Property, plant, and equipment
Beginning Balance	3,338,000
Additions/capitalizations	95,294	[1]
Abandonment cost update	0
Capitalized financial interests	5,563	[2]
Exchange differences capitalized	46
Disposals	(68,920)
Foreign currency translation	81,330
Reclassifications/transfers	(154,600)
Ending Balance	3,296,713
Other | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,197,361)
Depreciation expense	(81,186)
Loss of impairment	0
Disposals	58,916
Foreign currency translation	(47,136)
Reclassifications/transfers	4,070
Ending Balance	$ (1,262,697)

[1]	Mainly includes: i) Ecopetrol S.A. projects in courses associated with the Castilla, Chichimene, Piedemonte, Caño Sur, Rubiales and Refinería de Barrancabermeja ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 09-2016 Copey–Cuestecitas, 500 kV, Copey–Fundación, 220 kV, UPME 04-2019 transmission line La Loma - Sogamoso 500 kV, connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, Copey Second Circuit Project - Cuestecitas 500kV, connection of the Windpeshi wind project to the Cuestecitas 200kV substation and asset optimization plan.
[2]	Financial interest is capitalized based on the weighted average rate of loan costs.